1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Fair value of assets	$ 0	$ 0
Fair value of liability	0	0
Level 1 [Member]
Fair value of assets	0	0
Fair value of liability	0	0
Level 2 [Member]
Fair value of assets		0
Fair value of liability	0	0
Level 3 [Member]
Fair value of assets	0	0
Fair value of liability	$ 0	$ 0